Credit Risk - Summary of Full Interest-Only New Business in the Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Information Related To Full Interest Only Loans [Abstract]
Full interest-only loans	£ 4,000	£ 3,810